FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00248
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THE ADAMS EXPRESS COMPANY
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(Exact name of registrant as specified in charter)

7 Saint Paul Street, Suite 1140, Baltimore, Maryland 21202
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(Address of principal executive offices)

Lawrence L. Hooper, Jr.
The Adams Express Company
7 Saint Paul Street, Suite 1140
Baltimore, Maryland 21202
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(Name and address of agent for service)

Registrant's telephone number, including area code: (410) 752-5900
Date of fiscal year end: December 31
Date of reporting period: June 30, 2014

Item 1. Reports to Stockholders.

LETTER TO SHAREHOLDERS

We are pleased to present the summary financial information of The Adams Express Company (the Fund) for the six months ended June 30, 2014.

Net assets of the Fund at June 30, 2014 were $16.07 per share on 93,780,557 shares outstanding, compared with $15.09 per share at December 31, 2013 on 94,223,617 shares outstanding. On March 3, 2014, a distribution of $0.05 per share was paid, consisting of $0.01 of net investment income, $0.01 of short-term capital gain, and $0.02 long-term capital gain, realized in 2013, and $0.01 of net investment income realized in 2014, all taxable in 2014. A 2014 net investment income dividend of $0.05 per share was paid June 2, 2014, and another $0.05 per share net investment income dividend has been declared to shareholders of record August 14, 2014, payable September 2, 2014. These constitute the first three payments toward our annual 6% minimum distribution rate commitment.

Net investment income for the six months ended June 30, 2014 amounted to $9,283,941, compared with $7,432,226 for the same six month period in 2013, equal to $0.10 and $0.08 per share, respectively. Net capital gain realized on investments for the six months ended June 30, 2014 amounted to $59,859,033, or $0.64 per share.

The Fund repurchased 466,200 shares of its Common Stock during the six months ended June 30, 2014. The shares were repurchased at an average price of $13.17 and a weighted average discount to net asset value (“NAV”) of 14.1%, resulting in a $0.01 increase to NAV per share.

For the six months ended June 30, 2014, the total return on the Fund’s NAV per share (with dividends and capital gains reinvested) was 7.3%. The total return on the market price of the Fund’s shares for the period was 6.0%. These compare to a 7.1% total return for the Standard & Poor’s 500 Composite Stock Index (“S&P 500”) and a 6.4% total return for the Lipper Large-Cap Core Mutual Funds Average over the same time period.

For the twelve months ended June 30, 2014, the Fund’s total return on NAV was 24.9% and on market price was 22.6%. Comparable figures for the S&P 500 and Lipper Large-Cap Mutual Fund Average were 24.6% and 23.5%, respectively.

While broader equity markets continued to rise in the second quarter, the behavior of individual stocks provided the opportunity to establish positions in companies that we feel are long-term winners in their space. With continued disappointment in its ability to increase margins, the shares of Amazon.com suffered a meaningful decline after reporting first quarter earnings. The movement toward e-commerce continues unabated and we feel strongly that Amazon.com will ultimately reap the rewards that come from being the undisputed leader in this space. We also took the opportunity to initiate a position in Cerner Corporation during the quarter. Investors have temporarily lost interest in this provider of IT software and systems to healthcare providers as they were lured away by the historic earnings growth of many biotechnology stocks. And we took advantage of seasonal weakness in Hershey to build a position in the confectionery maker. Hershey’s marketing acumen, international growth opportunities and above average structural growth rate position it very attractively among consumer staple companies.

We are pleased to announce that on April 10, 2014, Mr. Stephen R. Crain was elected Vice President-Research of the Fund. Mr. Crain has served as a Senior Research Analyst covering the healthcare sector since joining the Fund in 2012.

Investors can find the daily NAV per share, the market price, the discount/premium to the NAV per share of the Fund, and quarterly changes in the portfolio securities on our website at www.adamsexpress.com. Also available there are a history of the Fund, historical financial information, links for electronic delivery of shareholder reports, and other useful content.

By order of the Board of Directors,

Mark E. Stoeckle

Chief Executive Officer

July 10, 2014

PORTFOLIO REVIEW

June 30, 2014

(unaudited)

Ten Largest Equity Portfolio Holdings

	Market Value	% of Net Assets
Petroleum & Resources Corp.*	$68,183,613	4.5%
Apple Inc.	60,692,583	4.0
Wells Fargo & Co.	37,790,640	2.5
Gilead Sciences, Inc.	34,324,740	2.3
Walt Disney Co.	32,375,424	2.1
Union Pacific Corp.	31,022,250	2.1
Pfizer Inc.	30,264,696	2.0
Citigroup Inc.	29,060,700	1.9
Chevron Corp.	28,459,900	1.9
Merck & Co., Inc.	27,768,000	1.8

Total	$379,942,546	25.1%

*Non-controlled affiliated closed-end fund

Sector Weightings

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014

(unaudited)

Assets
Investments* at value:
Common stocks (cost $1,036,735,540)	$1,429,266,667
Non-controlled affiliate, Petroleum & Resources Corporation (cost $34,735,404)	68,183,613
Short-term investments (cost $7,161,908)	7,161,908	$1,504,612,188
Cash		331,478
Dividends and interest receivable		1,297,814
Prepaid pension cost		1,533,628
Prepaid expenses and other assets		3,827,399
Total Assets		1,511,602,507
Liabilities
Open written option contracts* at value (proceeds $14,598)		25,480
Accrued pension liabilities		2,673,820
Accrued expenses and other liabilities		1,400,962
Total Liabilities		4,100,262
Net Assets		$1,507,502,245
Net Assets
Common Stock at par value $0.001 per share, authorized 150,000,000 shares; issued and outstanding 93,780,557 shares (includes 154,160 restricted shares, 21,000 nonvested or deferred restricted stock units, and 23,107 deferred stock units) (note 6)		$93,781
Additional capital surplus		1,023,331,100
Accumulated other comprehensive income (note 5)		(1,459,555)
Undistributed net investment income		3,440,473
Undistributed net realized gain on investments		56,127,992
Unrealized appreciation on investments		425,968,454
Net Assets Applicable to Common Stock		$1,507,502,245
Net Asset Value Per Share of Common Stock		$16.07

* See Schedule of Investments on page 11 and Schedule of Outstanding Written Option Contracts on page 13.

The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2014

(unaudited)

Investment Income
Income:
Dividends:
From unaffiliated issuers (net of $14,364 in foreign taxes)	$13,077,618
From non-controlled affiliate	306,148
Interest and other income	207,480
Total income	13,591,246
Expenses:
Investment research	2,164,638
Administration and operations	947,623
Travel, training, and other office expenses	234,886
Directors’ fees	221,616
Transfer agent, registrar, and custodian	163,832
Investment data services	137,678
Reports and shareholder communications	124,205
Occupancy	107,910
Legal services	67,732
Audit and accounting services	62,603
Insurance	58,558
Other	16,024
Total expenses	4,307,305
Net Investment Income	9,283,941
Realized Gain and Change in Unrealized Appreciation on Investments
Net realized gain on security transactions	59,723,087
Net realized gain distributed by regulated investment company (non-controlled affiliate)	131,206
Net realized gain on written option contracts	4,740
Change in unrealized appreciation on securities	32,113,688
Change in unrealized appreciation on written option contracts	11,138
Net Gain on Investments	91,983,859
Other Comprehensive Income (note 5)
Defined benefit pension plans:
Amortization of net loss	76,163
Other Comprehensive Income	76,163
Change in Net Assets Resulting from Operations	$101,343,963

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	(unaudited) Six Months Ended June 30, 2014	Year Ended December 31, 2013
From Operations:
Net investment income	$9,283,941	$18,656,769
Net realized gain on investments	59,859,033	57,371,366
Change in unrealized appreciation on investments	32,124,826	250,782,258
Change in accumulated other comprehensive income (note 5)	76,163	1,346,153
Increase in net assets resulting from operations	101,343,963	328,156,546
Distributions to Shareholders from:
Net investment income	(6,577,519)	(20,354,079)
Net realized gain from investment transactions	(2,813,655)	(57,121,286)
Decrease in net assets from distributions	(9,391,174)	(77,475,365)
From Capital Share Transactions:
Value of shares issued in payment of distributions (note 4)	5,773	26,419,945
Cost of shares purchased (note 4)	(6,138,017)	(11,659,522)
Deferred compensation (notes 4, 6)	130,780	112,279
Change in net assets from capital share transactions	(6,001,464)	14,872,702
Total Increase in Net Assets	85,951,325	265,553,883

Net Assets:
Beginning of period	1,421,550,920	1,155,997,037
End of period (including undistributed net investment income of $3,440,473 and $734,051, respectively)	$1,507,502,245	$1,421,550,920

The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Significant Accounting Policies

The Adams Express Company (the Fund) is registered under the Investment Company Act of 1940 as a diversified investment company. The Fund is an internally-managed closed-end fund whose investment objectives are preservation of capital, the attainment of reasonable income from investments, and an opportunity for capital appreciation.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by Fund management. Management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Fund ultimately realizes upon sale of the securities.

Affiliated Companies — Investments in companies 5% or more of whose outstanding voting securities are held by the Company are defined as “Affiliated Companies” in Section 2(a)(3) of the Investment Company Act of 1940.

Expenses — The Fund shares certain costs for investment research and data services, administration and operations, travel, training, office expenses, occupancy, accounting and legal services, insurance, and other miscellaneous items with its non-controlled affiliate, Petroleum & Resources Corporation. Expenses that are not solely attributable to one fund are allocated to each fund based on relative net asset values or, in the case of investment research staff and related costs, relative market values of portfolio securities in the particular sector of coverage. Expense allocations are updated quarterly, as appropriate, except those related to payroll, which are updated annually.

Security Transactions and Investment Income — Investment transactions are accounted for on the trade date. Gain or loss on sales of securities and options is determined on the basis of specific identification. Dividend income and distributions to shareholders are recognized on the ex-dividend date, and interest income is recognized on the accrual basis.

Security Valuation — The Fund’s investments are reported at fair value as defined under accounting principles generally accepted in the United States of America. Investments in securities traded on national security exchanges are valued at the last reported sale price on the day of valuation. Over-the-counter and listed securities for which a sale price is not available are valued at the last quoted bid price. Short-term investments (excluding purchased options and money market funds) are valued at amortized cost, which approximates fair value. Purchased and written options are valued at the last quoted bid and asked price, respectively. Money market funds are valued at net asset value on the day of valuation.

Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the following three levels:

•	Level 1 — fair value is determined based on market data obtained from independent sources; for example, quoted prices in active markets for identical investments,
•	Level 2 — fair value is determined using other assumptions obtained from independent sources; for example, quoted prices for similar investments,
•	Level 3 — fair value is determined using the Fund’s own assumptions, developed based on the best information available in the circumstances.

The Fund’s investments at June 30, 2014 were classified as follows:

	Level 1	Level 2	Level 3	Total
Common stocks	$1,497,450,280	$—	$—	$1,497,450,280
Short-term investments	7,161,908	—	—	7,161,908
Total investments	$1,504,612,188	$—	$—	$1,504,612,188
Written options	$(25,480)	$—	$—	$(25,480)

There were no transfers into or from Level 1 or Level 2 during the six months ended June 30, 2014.

2. Federal Income Taxes

No federal income tax provision is required since the Fund’s policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Additionally, management has analyzed and concluded that tax positions included in federal income tax returns from the previous three years that remain subject to examination do not require any provision. Any income tax-related interest or penalties would be recognized as income tax expense. As of June 30, 2014, the identified cost of securities for federal income tax purposes was $1,080,377,311 and net unrealized appreciation aggregated $424,234,877, consisting of gross unrealized appreciation of $433,066,833 and gross unrealized depreciation of $8,831,956.

Distributions are determined in accordance with our annual 6% minimum distribution rate commitment, based on the Fund’s average market price, and income tax regulations, which may differ from generally accepted accounting principles. Such differences are primarily related to the Fund’s retirement plans, equity-based compensation, and loss deferrals for wash sales. Differences that are permanent are reclassified in the capital accounts of the Fund’s financial statements and have no impact on net assets.

3. Investment Transactions

The Fund’s investment decisions are made by the portfolio management team with recommendations from the research staff. Purchases and sales of portfolio securities, other than options and short-term investments, during the six months ended June 30, 2014 were $310,791,455 and $318,132,034, respectively.

The Fund is subject to changes in the value of equity securities held (“equity price risk”) in the normal course of pursuing its investment objectives. The Fund may purchase and write option contracts to increase or decrease its equity price risk exposure or may write option contracts to generate additional income. Option contracts generally entail risks associated with counterparty credit, liquidity, and unfavorable equity price movements. The Fund has mitigated counterparty credit and

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

liquidity risks by trading its options through an exchange. The risk of unfavorable equity price movements is limited for purchased options to the premium paid and for written options by writing only covered call or collateralized put option contracts, which require the Fund to segregate certain securities or cash at its custodian when the option is written. A schedule of outstanding written option contracts as of June 30, 2014 can be found on page 13.

When the Fund writes (purchases) an option, an amount equal to the premium received (paid) by the Fund is recorded as a liability (asset) and is subsequently marked to market daily in the Statement of Assets and Liabilities, with any related change recorded as an unrealized gain or loss in the Statement of Operations. Premiums received (paid) from unexercised options are treated as realized gains (losses) on the expiration date and are separately identified in the Statement of Operations. Upon the exercise of written put (purchased call) option contracts, premiums received (paid) are deducted from (added to) the cost basis of the underlying securities purchased. Upon the exercise of written call (purchased put) option contracts, premiums received (paid) are added to (deducted from) the proceeds from the sale of underlying securities in determining whether there is a realized gain or loss.

Transactions in written covered call and collateralized put options during the six months ended June 30, 2014 were as follows:

	Covered Calls		Collateralized Puts
	Contracts	Premiums	Contracts	Premiums
Options outstanding, December 31, 2013	40	$2,560	40	$4,740
Options written	120	8,580	34	6,018
Options terminated in closing purchase transactions	—	—	—	—
Options expired	—	—	(40)	(4,740)
Options exercised	(40)	(2,560)	—	—
Options outstanding, June 30, 2014	120	$8,580	34	$6,018

4. Capital Stock

The Fund has 10,000,000 authorized and unissued preferred shares, $0.001 par value.

During 2014, the Fund issued 442 shares of Common Stock at a weighted average price of $13.02 per share as dividend equivalents to holders of deferred stock units and restricted stock units under the 2005 Equity Incentive Compensation Plan.

On December 27, 2013, the Fund issued 2,093,644 shares of its Common Stock at a price of $12.61 per share (the average market price on December 9, 2013) to shareholders of record on November 25, 2013 who elected to take stock in payment of the distribution from 2013 capital gain and investment income. During 2013, 1,567 shares were issued at a weighted average price of $12.15 per share as dividend equivalents to holders of deferred stock units and restricted stock units under the 2005 Equity Income Compensation Plan.

The Fund may purchase shares of its Common Stock from time to time at such prices and amounts as the Board of Directors may deem advisable. In 2013, the Fund purchased 948,339 shares of its Common Stock, including 66,191 shares from the Fund’s defined benefit plan trust and 26,271 shares from Petroleum & Resources Corporation’s defined benefit plan trust. The cost of the shares purchased from the trusts was $1,163,172, based on the closing market price on the date of the transaction. Transactions in Common Stock for 2014 and 2013 were as follows:

	Shares		Amount
	Six months ended June 30, 2014	Year ended December 31, 2013	Six months ended June 30, 2014	Year ended December 31, 2013
Shares issued in payment of distributions	442	2,095,211	$5,773	$26,419,945
Shares purchased (at an average discount from net asset value of 14.1% and 13.6%, respectively)	(466,200)	(948,339)	(6,138,017)	(11,659,522)
Net activity under the 2005 Equity Incentive Compensation Plan	22,698	47,021	130,780	112,279
Net change	(443,060)	1,193,893	$(6,001,464)	$14,872,702

5. Retirement Plans

Defined Contribution Plans — The Fund sponsors a qualified defined contribution plan for all employees with at least six months of service and a nonqualified defined contribution plan for eligible employees to supplement the qualified plan. The Fund expensed contributions to the plans in the amount of $208,085, a portion thereof based on company performance, for the six months ended June 30, 2014. The Fund does not provide postretirement medical benefits.

Defined Benefit Plans — On October 1, 2009, the Fund froze its non-contributory qualified and nonqualified defined benefit pension plans. Benefits are based on length of service and compensation during the last five years of employment through September 30, 2009, with no additional benefits being accrued beyond that date. In 2014, the Fund filed with the appropriate agencies to obtain approval to terminate the plans. Upon receiving the required regulatory approvals, all benefits under the Plans will be paid out and all related pension liabilities will be relieved.

The funded status of the plans is recognized as an asset (overfunded plan) or a liability (underfunded plan) in the Statement of Assets and Liabilities. Changes in the prior service costs and accumulated actuarial gains and losses are recognized as accumulated other comprehensive income, a component of net assets, in the year in which the changes occur and are subsequently amortized into net periodic pension cost. Non-recurring settlement costs are recognized in net periodic pension cost when a plan participant receives a lump-sum benefit payment and includes any unamortized actuarial losses attributable to the portion of the projected benefit obligation being satisfied.

The Fund’s policy is to contribute annually to the plans those amounts that can be deducted for federal income tax purposes,

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

plus additional amounts as the Fund deems appropriate in order to provide assets sufficient to meet benefits to be paid to plan participants. The Fund contributed $0 to the qualified plan and $115,730 to the nonqualified plan during the six months ended June 30, 2014, and anticipates making additional nonqualified plan contributions of $82,664 in 2014.

Items impacting the Fund’s net periodic pension cost included in investment research and administration expenses and accumulated other comprehensive income were:

	Six months ended June 30, 2014	Year ended December 31, 2013
Components of net periodic pension cost
Interest cost	$165,745	$319,801
Expected return on plan assets	(28,877)	(323,274)
Net loss component	76,163	260,068
Effect of settlement (non-recurring)	—	740,825
Net periodic pension cost	$213,031	$997,420

	Six months ended June 30, 2014	Year ended December 31, 2013
Accumulated other comprehensive income
Defined benefit pension plans:
Balance at beginning of period	$(1,535,718)	$(2,881,871)
Net actuarial gain arising during period	—	345,260
Reclassifications to net periodic pension cost:
Amortization of net loss	76,163	260,068
Effect of settlement (non-recurring)	—	740,825
Balance at end of period	$(1,459,555)	$(1,535,718)

6. Equity-Based Compensation

The 2005 Equity Incentive Compensation Plan (“2005 Plan”), adopted at the 2005 Annual Meeting and re-approved at the 2010 Annual Meeting, permits the grant of restricted stock awards (both performance and nonperformance-based), as well as stock option and other stock incentives, to all employees and non-employee directors. Performance-based restricted stock awards vest at the end of a specified three year period, with the ultimate number of shares earned contingent on achieving certain performance targets. If performance targets are not achieved, all or a portion of the performance-based restricted shares are forfeited and become available for future grants. Nonperformance-based restricted stock awards typically vest ratably over a three year period and nonperformance-based restricted stock units (granted to non-employee directors) vest over a one year period. Payment of awards may be deferred, if elected. The 2005 Plan provides for accelerated vesting in the event of death or retirement. Non-employee directors also may elect to defer a portion of their cash compensation, with such deferred amount to be paid by delivery of deferred stock units. Outstanding awards were granted at fair market value on grant date (determined by the average of the high and low price on that date). The 2005 Plan provides for the issuance of up to 3,413,131 shares of the Fund’s Common Stock, of which 3,037,181 shares remain available for future grants at June 30, 2014.

A summary of the status of the Fund’s awards granted under the 2005 Plan as of June 30, 2014, and changes during the six month period then ended, is presented below:

Awards	Shares/ Units	Weighted Average Grant-Date Fair Value
Balance at December 31, 2013	195,365	$11.27
Granted:
Restricted stock	35,458	12.95
Restricted stock units	5,250	12.88
Deferred stock units	5,143	12.94
Vested & issued	(30,385)	11.25
Forfeited	(12,564)	11.06
Balance at June 30, 2014 (includes 49,656 performance-based awards and 148,611 nonperformance-based awards)	198,267	$11.71

Compensation cost resulting from awards granted under the 2005 Plan are based on the fair market value of the award on grant date and recognized on a straight-line basis over the requisite service period. For those awards with performance conditions, compensation costs are based on the most probable outcome and, if such goals are not met, compensation cost is not recognized and any previously recognized compensation cost is reversed. The total compensation cost for restricted stock granted to employees for the period ended June 30, 2014 was $172,061. The total compensation costs for restricted stock units granted to non-employee directors for the period ended June 30, 2014 was $27,116. As of June 30, 2014, there were total unrecognized compensation costs of $1,249,354, a component of additional capital surplus, related to nonvested equity-based compensation arrangements granted under the 2005 Plan. That cost is expected to be recognized over a weighted average period of 1.67 years. The total fair value of shares and units vested and issued during the six month period ended June 30, 2014 was $387,019.

7. Officer and Director Compensation

The aggregate remuneration paid during the six months ended June 30, 2014 to officers and directors amounted to $2,638,047, of which $159,143 was paid to directors who were not officers. These amounts represent the taxable income to the Fund’s officers and directors and therefore differ from the amounts reported in the accompanying Statement of Operations that are recorded and expensed in accordance with generally accepted accounting principles.

8. Portfolio Securities Loaned

The Fund makes loans of securities to approved brokers to earn additional income. It receives as collateral cash deposits, U.S. Government securities, or bank letters of credit valued at 102% of the value of the securities on loan. The market value of the loaned securities is calculated based upon the most recent closing prices and any additional required collateral is delivered to the Fund on the next business day. Cash deposits are placed in a registered money market fund. The Fund accounts for securities

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

lending transactions as secured financing and receives compensation in the form of fees or retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest or dividends on the securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. At June 30, 2014, the Fund had no outstanding securities on loan. The Fund is indemnified by the Custodian, serving as lending agent, for the loss of loaned securities and has the right under the lending agreement to recover the securities from the borrower on demand.

9. Operating Lease Commitment

The Fund leases office space and equipment under operating lease agreements expiring at various dates through the year 2019. The Fund recognized rental expense of $103,556 in the first half of 2014, and its minimum rental commitments are as follows:

2014	$110,948
2015	222,311
2016	140,531
2017	64,157
2018	65,895
2019	5,503
Total	$609,345

FINANCIAL HIGHLIGHTS

	(unaudited) Six Months Ended				Year Ended December 31
	June 30, 2014		June 30, 2013		2013	2012	2011	2010	2009

Per Share Operating Performance

Net asset value, beginning of period	$15.09		$12.43		$12.43	$11.54	$12.65	$11.95	$9.61

Net investment income	0.10		0.08		0.20	0.19	0.16	0.15	0.13

Net realized gains and increase (decrease) in unrealized appreciation	0.97		1.30		3.32	1.41	(0.56)	1.10	2.64

Change in accumulated other comprehensive income (note 5)	—		0.01		0.01	—	(0.01)	—	0.04

Total from investment operations	1.07		1.39		3.53	1.60	(0.41)	1.25	2.81

Less distributions

Dividends from net investment income	(0.07)		(0.08)		(0.22)	(0.18)	(0.15)	(0.14)	(0.15)

Distributions from net realized gains	(0.03)		(0.02)		(0.62)	(0.49)	(0.50)	(0.37)	(0.30)

Total distributions	(0.10)		(0.10)		(0.84)	(0.67)	(0.65)	(0.51)	(0.45)

Capital share repurchases (note 4)	0.01		0.01		0.02	—	—	—	0.02

Reinvestment of distributions	—		—		(0.05)	(0.04)	(0.05)	(0.04)	(0.04)

Total capital share transactions	0.01		0.01		(0.03)	(0.04)	(0.05)	(0.04)	(0.02)

Net asset value, end of period	$16.07		$13.73		$15.09	$12.43	$11.54	$12.65	$11.95

Market price, end of period	$13.75		$11.97		$13.07	$10.59	$9.64	$10.72	$10.10

Total Investment Return

Based on market price	6.0%		14.0%		31.8%	16.9%	(4.2)%	11.5%	32.1%

Based on net asset value	7.3%		11.4%		29.7%	14.7%	(2.8)%	11.2%	30.6%

Ratios/Supplemental Data

Net assets, end of period (in 000’s)	$1,507,502		$1,272,698		$1,421,551	$1,155,997	$1,050,734	$1,124,672	$1,045,027

Ratio of expenses to average net assets*	0.60%	†	0.80%	†	0.69%	0.65%	0.55%	0.58%	0.90%

Ratio of net investment income to average net assets**	1.29%	†	1.19%	†	1.44%	1.54%	1.25%	1.29%	1.30%

Portfolio turnover	43.5%	†	77.0%	†	55.9%	27.4%	21.5%	16.2%	15.1%

Number of shares outstanding at end of period (in 000’s)	93,781		92,687		94,224	93,030	91,074	88,885	87,415

*	For the six months ended in 2013, the annualized ratio of expenses to average net assets was 0.65% after adjusting for non-recurring pension expenses as described in footnote 5. For calendar years 2013, 2012, and 2009, the adjusted ratios were 0.63%, 0.63%, and 0.76%, respectively.
**	For the six months ended in 2013, the annualized ratio of net investment income to average net assets was 1.34% after adjusting for non-recurring pension expenses as described in footnote 5. For calendar years 2013, 2012, and 2009, the adjusted ratios were 1.50%, 1.56%, and 1.44%, respectively.
†	Ratios presented on an annualized basis.

SCHEDULE OF INVESTMENTS

June 30, 2014

(unaudited)

	Shares	Value (A)
Common Stocks — 99.3%

Consumer Discretionary — 11.9%
Amazon.com, Inc. (B)	50,000	$16,239,000
BorgWarner Inc.	137,000	8,931,030
Comcast Corp. (Class A)	452,300	24,279,464
Dollar General Corp. (B)	271,400	15,567,504
Hanesbrands Inc.	152,000	14,962,880
Lowe’s Companies, Inc.	550,000	26,394,500
Magna International Inc.	126,000	13,576,500
McDonald’s Corp.	180,000	18,133,200
Walt Disney Co.	377,600	32,375,424
Whirlpool Corp.	66,000	9,188,520

		179,648,022

Consumer Staples — 9.1%
Coca-Cola Co.	300,000	12,708,000
CVS/Caremark Corp.	314,000	23,666,180
General Mills Inc.	252,400	13,261,096
Hershey Co.	150,000	14,605,500
PepsiCo, Inc. (F)	263,500	23,541,090
Philip Morris International Inc.	262,800	22,156,668
Procter & Gamble Co.	175,000	13,753,250
Unilever plc ADR	290,250	13,151,228

		136,843,012

Energy — 10.8%
Chevron Corp.	218,000	28,459,900
EOG Resources, Inc.	137,200	16,033,192
Exxon Mobil Corp. (F)	101,000	10,168,680
Halliburton Co. (E)	147,801	10,495,349
Noble Energy, Inc.	175,000	13,555,500
Petroleum & Resources Corp. (C)	2,186,774	68,183,613
Schlumberger Ltd.	138,300	16,312,485

		163,208,719

Financials — 16.1%
Allstate Corp.	330,000	19,377,600
American International Group, Inc.	145,000	7,914,100
American Tower Corp.	105,000	9,447,900
Berkshire Hathaway Inc. (Class B) (B)	65,200	8,251,712
Capital One Financial Corp.	245,000	20,237,000
Citigroup Inc.	617,000	29,060,700
iShares US Real Estate ETF	147,722	10,604,962
JPMorgan Chase & Co.	470,000	27,081,400
Lincoln National Corp.	270,000	13,888,800
NASDAQ OMX Group, Inc.	360,000	13,903,200
Navient Corp.	520,000	9,209,200
Prudential Financial, Inc.	195,000	17,310,150
Simon Property Group, Inc.	89,500	14,882,060
SLM Corp.	520,000	4,321,200
Wells Fargo & Co.	719,000	37,790,640

		243,280,624

Health Care — 14.2%
AbbVie Inc.	280,000	$15,803,200
Aetna Inc.	252,000	20,432,160
Allergan, Inc.	120,000	20,306,400
Biogen IDEC Inc. (B)	47,000	14,819,570
Celgene Corp. (B)	164,000	14,084,320
Cerner Corp. (B)	273,000	14,081,340
Gilead Sciences, Inc. (B)	414,000	34,324,740
McKesson Corp.	116,000	21,600,360
Merck & Co., Inc.	480,000	27,768,000
Pfizer Inc.	1,019,700	30,264,696

		213,484,786

Industrials — 10.6%
Boeing Co.	205,000	26,082,150
Delta Air Lines, Inc.	205,000	7,937,600
Dover Corp.	176,000	16,007,200
Eaton Corp. plc	205,000	15,821,900
Fluor Corp.	130,000	9,997,000
General Electric Co.	246,500	6,478,020
Honeywell International Inc.	287,500	26,723,125
Union Pacific Corp.	311,000	31,022,250
United Technologies Corp.	174,500	20,146,025

		160,215,270

Information Technology — 18.7%
Analog Devices, Inc.	136,100	7,358,927
Apple Inc. (F)	653,100	60,692,583
Automatic Data Processing, Inc.	164,000	13,001,920
Cisco Systems, Inc.	625,000	15,531,250
Facebook, Inc. (Class A) (B)	187,000	12,583,230
Google Inc. (Class A) (B)	35,500	20,755,785
Google Inc. (Class C) (B)	35,500	20,422,440
Intel Corp.	435,000	13,441,500
International Business Machines Corp.	42,800	7,758,356
MasterCard, Inc. (Class A)	230,000	16,898,100
Microsoft Corp.	618,800	25,803,960
Oracle Corp.	526,000	21,318,780
QUALCOMM Inc.	151,400	11,990,880
Seagate Technology plc	168,000	9,545,760
Visa Inc. (Class A)	80,500	16,962,155
Western Digital Corp.	83,000	7,660,900

		281,726,526

Materials — 3.2%
CF Industries Holdings, Inc.	38,531	9,267,861
Eastman Chemical Co.	85,000	7,424,750
LyondellBasell Industries N.V. (Class A)	238,000	23,240,700
Praxair, Inc.	67,500	8,966,700

		48,900,011

Telecommunication Services — 2.0%
SBA Communications Corp. (Class A) (B)	90,000	9,207,000
Verizon Communications Inc.	420,000	20,550,600

		29,757,600

SCHEDULE OF INVESTMENTS (CONTINUED)

June 30, 2014

(unaudited)

	Shares	Value (A)
Utilities — 2.7%
AGL Resources Inc.	145,000	$7,979,350
Edison International	148,000	8,600,280
NextEra Energy, Inc.	81,000	8,300,880
NRG Energy, Inc.	238,000	8,853,600
Pinnacle West Capital Corp.	115,000	6,651,600

		40,385,710

Total Common Stocks (Cost $1,071,470,944)		1,497,450,280

Short-Term Investments — 0.5%
Money Market Account — 0.5%
M&T Bank, 0.10%	$7,061,908	$7,061,908
Money Market Funds — 0.0%
Fidelity Institutional Money Market - Money Market Portfolio (Institutional Class), 0.09% (D)	100,000	100,000

Total Short-Term Investments (Cost $7,161,908)		7,161,908

Total Investments — 99.8% (Cost $1,078,632,852)		1,504,612,188
Cash, receivables, prepaid expenses and other assets, less liabilities — 0.2%		2,890,057

Net Assets — 100.0%		$1,507,502,245

Notes:

(A)	Common stocks are listed on the New York Stock Exchange or the NASDAQ and are valued at the last reported sale price on the day of valuation. See note 1 to financial statements.
(B)	Presently non-dividend paying.
(C)	Non-controlled affiliate, a closed-end sector fund, registered as an investment company under the Investment Company Act of 1940.
(D)	Rate presented is as of period-end and represents the annualized yield earned over the previous seven days.
(E)	All or a portion of this security is pledged to cover open written call option contracts. Aggregate market value of such pledged securities is $852,120.
(F)	All or a portion of this security is pledged to collateralize open written put option contracts with an aggregate market value to deliver upon exercise of $646,000.

SCHEDULE OF OUTSTANDING WRITTEN OPTION CONTRACTS

June 30, 2014

(unaudited)

Contracts (100 shares each)	Security	Strike Price	Contract Expiration Date		Value

COVERED CALLS

120	Halliburton Co.	$75	Oct	14	$24,120

COLLATERALIZED PUTS

34	CF Industries Holdings, Inc.	190	Aug	14	1,360

	Total Option Liability (Unrealized Loss of $10,882)				$25,480

HISTORICAL FINANCIAL STATISTICS

(unaudited)

Year	Value Of Net Assets	Shares Outstanding	Net Asset Value Per Share	Market Value Per Share	Income Dividends Per Share		Capital Gains Distributions Per Share		Total Dividends and Distributions Per Share		Annual Distribution Rate*
2004	$1,295,548,900	86,135,292	$15.04	$13.12	$.24		$.66		$.90		7.1%
2005	1,266,728,652	86,099,607	14.71	12.55	.22		.64		.86		6.7
2006	1,377,418,310	86,838,223	15.86	13.87	.23		.67		.90		6.8
2007	1,378,479,527	87,668,847	15.72	14.12	.32		.71		1.03		7.1
2008	840,012,143	87,406,443	9.61	8.03	.26		.38		.64		5.7
2009	1,045,027,339	87,415,193	11.95	10.10	.15		.30		.45		5.2
2010	1,124,671,966	88,885,186	12.65	10.72	.14		.37		.51		5.1
2011	1,050,733,678	91,073,899	11.54	9.64	.15		.50		.65		6.1
2012	1,155,997,037	93,029,724	12.43	10.59	.18		.49		.67		6.3
2013	1,421,550,920	94,223,617	15.09	13.07	.22		.62		.84		7.1
June 30, 2014	1,507,502,245	93,780,557	16.07	13.75	.12	†	.03	†	.15	†	—

*	The annual distribution rate is the total dividends and distributions per share divided by the Fund’s average month-end stock price. For years prior to 2011, the average month-end stock price is determined for the calendar year. For 2011 and later, the average month-end stock price is determined for the twelve months ended October 31, which is consistent with the calculation used for the annual 6% minimum distribution rate commitment adopted in September 2011.
†	Paid or declared.

OTHER INFORMATION

Dividend Payment Schedule

The Fund presently pays dividends four times a year, as follows: (a) three interim distributions on or about March 1, June 1, and September 1, and (b) a “year-end” distribution, payable in late December, consisting of the estimated balance of the net investment income for the year, the net realized capital gains earned through October 31 and, if applicable, a return of capital. Shareholders may elect to receive the year-end distribution in stock or cash. In connection with this distribution, all shareholders of record are sent a dividend announcement notice and an election card in mid-November. Shareholders holding shares in “street” or brokerage accounts may make their election by notifying their brokerage house representative.

Statement on Quarterly Filing of Complete Portfolio Schedule

In addition to publishing its complete schedule of portfolio holdings in the First and Third Quarter Reports to shareholders, the Fund also files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website: www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also posts a link to its Forms N-Q on its website: www.adamsexpress.com under the headings “Investment Information”, “Financial Reports” and then “SEC Filings”.

Proxy Voting Policies and Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities owned by the Fund and the Fund’s proxy voting record for the 12-month period ended June 30, 2014 are available (i) without charge, upon request, by calling the Fund’s toll free number at (800) 638-2479; (ii) on the Fund’s website: www.adamsexpress.com under the headings “About Adams Express” and “Corporate Information”; and (iii) on the Securities and Exchange Commission’s website: www.sec.gov.

Electronic Delivery of Shareholder Reports

The Fund offers shareholders the benefits and convenience of viewing Quarterly and Annual Reports and other shareholder materials on-line. With your consent, paper copies of these documents will cease with the next mailing and will be provided via e-mail. Reduce paper mailed to your home and help lower the Fund’s printing and mailing costs. To enroll, please visit the following websites:

Registered shareholders with AST: www.amstock.com/main

Shareholders using brokerage accounts: http://enroll.icsdelivery.com/ADX

Forward-Looking Statements

This report contains “forward-looking statements” within the meaning of the Securities Act of 1933 and the Securities Exchange Act of 1934. By their nature, all forward-looking statements involve risks and uncertainties, and actual results could differ materially from those contemplated by the forward-looking statements. Several factors that could materially affect the Fund’s actual results are the performance of the portfolio of stocks held by the Fund, the conditions in the U.S. and international financial markets, the price at which shares of the Fund will trade in the public markets, and other factors discussed in the Fund’s periodic filings with the Securities and Exchange Commission.

ANNUAL MEETING OF SHAREHOLDERS

The Annual Meeting of Shareholders was held on April 10, 2014. The following votes were cast for directors:

	Votes For	Votes Withheld
Enrique R. Arzac	71,969,858	8,248,287
Phyllis O. Bonanno	72,016,947	8,201,197
Kenneth J. Dale	75,309,674	4,908,471
Frederic A. Escherich	75,385,726	4,832,418
Roger W. Gale	72,622,709	7,595,435
Kathleen T. McGahran	72,286,585	7,931,560
Craig R. Smith	72,579,008	7,639,137
Mark E. Stoeckle	72,467,851	7,750,294

A proposal to approve and ratify the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund for 2014 was approved with 78,606,031 votes for, 638,332 votes against, and 973,782 shares abstaining.

This report, including the financial statements herein, is transmitted to the shareholders of The Adams Express Company for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund’s or of any securities mentioned in the report. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if sold, may be worth more or less than their original cost. Past performance is no guarantee of future investment results.

The Adams Express Company

Seven St. Paul Street, Suite 1140, Baltimore, MD 21202

(410) 752-5900          (800) 638-2479

Website: www.adamsexpress.com

E-mail: contact@adamsexpress.com

Counsel: Chadbourne & Parke LLP

Independent Registered Public Accounting Firm: PricewaterhouseCoopers LLP

Custodian of Securities: Brown Brothers Harriman & Co.

Transfer Agent & Registrar: American Stock Transfer & Trust Company, LLC

Stockholder Relations Department

6201 15th Avenue

Brooklyn, NY 11219

(877) 260-8188

Website: www.amstock.com

E-mail: info@amstock.com

THE ADAMS EXPRESS COMPANY

Board of Directors

Enrique R. Arzac [1,3,5]	Roger W. Gale [1,3,4,5]
Phyllis O. Bonanno [1,2,5]	Kathleen T. McGahran [1,6]
Kenneth J. Dale [2,3,4]	Craig R. Smith [1,2,5]
Frederic A. Escherich [2,3,4]	Mark E. Stoeckle [1]
1.	Member of Executive Committee
2.	Member of Audit Committee
3.	Member of Compensation Committee
4.	Member of Retirement Benefits Committee
5.	Member of Nominating and Governance Committee
6.	Chair of the Board

Officers

Mark E. Stoeckle	Chief Executive Officer
James P. Haynie, CFA	President
Nancy J. F. Prue, CFA	Executive Vice President
Brian S. Hook, CFA, CPA	Vice President, Chief Financial Officer and Treasurer
Lawrence L. Hooper, Jr.	Vice President, General Counsel and Secretary
Steven R. Crain, CFA	Vice President—Research
David R. Schiminger, CFA	Vice President—Research
D. Cotton Swindell, CFA	Vice President—Research
Christine M. Sloan, CPA	Assistant Treasurer

Stock Data

Market Price (6/30/14)	$13.75
Net Asset Value (6/30/14)	$16.07
Discount:	14.4%

New York Stock Exchange ticker symbol: ADX

NASDAQ Quotation Symbol for NAV: XADEX

Distributions in 2014

From Investment Income (paid or declared)	$0.12
From Net Realized Gains	0.03

Total	$0.15

2014 Dividend Payment Dates

March 3, 2014

June 2, 2014

September 2, 2014

December 29, 2014*

*Anticipated

Item 2. Code of Ethics.

Item not applicable to semi-annual report.

Item 3. Audit Committee Financial Expert.

Item not applicable to semi-annual report.

Item 4. Principal Accountant Fees and Services.

Item not applicable to semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Item not applicable to semi-annual report.

Item 6. Investments.

(a) This schedule is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Item not applicable to semi-annual report.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Item not applicable to semi-annual report.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

	Total Number of Shares (or Units Purchased)		Average Price Paid per Share (or Unit)	Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs		Maximum Number of Shares (or Units) That May Yet Be Purchased Under the Plans or Programs
	----------------------------------		----------------------------------	----------------------------------		----------------------------------
January 2014	42,000		$12.82	42,000		4,565,443
February 2014	54,600		$12.68	54,600		4,510,843
March 2014	94,200		$13.00	94,200		4,416,643
April 2014	59,400		$13.02	59,400		4,357,243
May 2014	113,400		$13.28	113,400		4,243,843
June 2014	102,600		$13.68	102,600		4,141,243	(2c)
	----------------------------------		----------------------------------	----------------------------------
Total	466,200	(1)	$13.17	466,200	(2a) (2b)

(1) There were no shares purchased other than through a publicly announced plan or program.

(2.a) The Plan was announced on November 15, 2013.

(2.b) The share amount approved in 2013 was 5% of outstanding shares, or 4,607,443 shares.

(2.c) Unless reapproved, the Plan will expire on December 31, 2014.

(2.d) None.

(2.e) None.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors made or implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A), or this Item.

Item 11. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There have been no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1)	Not applicable. See registrant's response to Item 2 above.
	(2)

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

	(3)	Written solicitation to purchases securities: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Adams Express Company

By:	/s/ Mark E. Stoeckle
Mark E. Stoeckle
Chief Executive Officer
(Principal Executive Officer)

Date:	July 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Mark E. Stoeckle
Mark E. Stoeckle
Chief Executive Officer
(Principal Executive Officer)

Date:	July 18, 2014

By:	/s/ Brian S. Hook
Brian S. Hook
Vice President, Chief Financial Officer and Treasurer
(Principal Financial Officer)

Date:	July 18, 2014